Restructuring Costs - Schedule of Carrying Amount of Accrual for Restructuring Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017		Jan. 31, 2016	Jan. 31, 2015
Restructuring Cost And Reserve [Line Items]
Beginning balance	$ 1,210		$ 979
Total Restructuring Costs	16,924		9,189
Write-down of inventory			7,905
Cash expenditures	(4,459)		(3,553)	$ (1,665)
Non-cash expense	(12,878)	[1]	(13,020)
Adjustment to liability	42		(290)
Ending balance	839		1,210	979
FY2015 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Total Restructuring Costs			1,549	2,644
FY2016 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Total Restructuring Costs	13,720		7,640
Water Resources Business Performance Initiative [Member]
Restructuring Cost And Reserve [Line Items]
Total Restructuring Costs	3,204
Severance and other personnel-related costs [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	1,154		497
Total Restructuring Costs	859		3,627
Cash expenditures	(1,354)		(3,057)	(889)
Adjustment to liability	10		87
Ending balance	669		1,154	497
Severance and other personnel-related costs [Member] | FY2015 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Total Restructuring Costs			(30)	1,386
Severance and other personnel-related costs [Member] | FY2016 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Total Restructuring Costs	400		3,657
Severance and other personnel-related costs [Member] | Water Resources Business Performance Initiative [Member]
Restructuring Cost And Reserve [Line Items]
Total Restructuring Costs	459
Write-down of Inventory [Member]
Restructuring Cost And Reserve [Line Items]
Write-down of inventory			7,905
Non-cash expense			(7,905)
Asset write-down [Member]
Restructuring Cost And Reserve [Line Items]
Total Restructuring Costs	12,878		3,870
Non-cash expense	(12,878)	[1]	(3,870)
Asset write-down [Member] | FY2016 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Total Restructuring Costs	12,878		3,870
Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	56		482
Total Restructuring Costs	3,187		1,692
Cash expenditures	(3,105)		(496)	(776)
Non-cash expense			(1,245)
Adjustment to liability	32		(377)
Ending balance	170		56	482
Other Restructuring [Member] | FY2015 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Total Restructuring Costs			1,579	$ 1,258
Other Restructuring [Member] | FY2016 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Total Restructuring Costs	442		$ 113
Other Restructuring [Member] | Water Resources Business Performance Initiative [Member]
Restructuring Cost And Reserve [Line Items]
Total Restructuring Costs	$ 2,745

[1]	For the fiscal year ended January 31, 2017, we recognized an impairment of assets held for sale in Australia and Africa. In calculating the impairment, the carrying amount of the assets included the cumulative currency translation adjustment of $12.4 million associated with the closure of our Australian and African entities